Other Receivables, Net (Details) - Schedule of Other Receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Schedule of Other Receivable [Abstract]
Deposit to non-trade suppliers	$ 51,315	$ 8,420
Loan receivable	18,553	13,950
Prepayment	172,996	203,465
Advance to employees		11
Allowance for doubtful accounts	(162,894)	(170,842)
Total other receivables, net	79,970	55,004	$ 195,536
Beginning balance	170,842	654
Addition	228	170,842
Reverse	(8,176)	(654)
Ending balance	$ 162,894	$ 170,842